Summary of Significant Accounting Policies (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Jun. 05, 2024	Mar. 24, 2023	Jan. 31, 2024	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2024		Jun. 30, 2025	Mar. 31, 2025 [1]	Jun. 30, 2024	Mar. 31, 2024 [1]	Dec. 31, 2023	[1],[2],[3]	Dec. 31, 2022 [3]
Defined Benefit Plan Disclosure [Line Items]
Number of shares sold in offering			1,410,051	1,410,051	4,952,693	4,966,450
Reverse stock split description		1:20 reverse stock split
Number of redemption shares		330
Shares redemption value		$ 237
Stock split description	15:1 stock split
Shares issued						6,362,414	[1]	6,453,629	6,453,629	6,225,500	6,057,075	6,009,450		3,794,790
Shares oustanding						6,362,414	[1]	6,453,629	6,453,629	6,225,500	6,057,075	6,009,450		3,794,790
Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued						348,128		169,262
Shares oustanding						348,128		169,262
Unrestricted Stock Units RSU [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued						6,014,286		6,284,367
Shares oustanding						6,014,286		6,284,367
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Reverse stock split description		the Sponsor effected a 1-for-20 reverse stock split, where Shareholders received one Share of the Trust for every twenty Shares held as of the conversion date
Stock split description	the Sponsor effected a 15-for-1 stock split, where Shareholders received fifteen Shares of the Trust for every one Share held as of the conversion date
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares sold in offering			1,487,509	1,487,509
Value of shares sold in offering			$ 10,000,000	$ 10,000,000

[1]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[2]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[3]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.